Inventories - Write downs recognized on inventories (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventories
Accumulated write downs, beginning balance	kr 0	kr 0
Addition from business combination, cf. 29	(11,294)	0
Write downs in the reporting period	486	0
Reversals or utilization of write downs	3,860	0
Exchange differences	0	0
Accumulated write downs ending balance	(6,948)	kr 0
Cost of goods sold	kr 90,600